ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value Measurements, Recurring and Nonrecurring [Line Items]
Marketable Securities	$ 326,226	$ 326,494	$ 4,192,726
Level 1[Member]
Fair Value Measurements, Recurring and Nonrecurring [Line Items]
Marketable Securities	326,226	326,494	4,192,726
Level 2[Member]
Fair Value Measurements, Recurring and Nonrecurring [Line Items]
Marketable Securities	0	0	0
Level 3[Member]
Fair Value Measurements, Recurring and Nonrecurring [Line Items]
Marketable Securities	$ 0	$ 0	$ 0